Concentration of Credit Risk (Details)	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Customer A [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	6.25%	11.22%
Customer A [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	11.27%	6.46%
Customer B [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	4.13%
Customer B [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	34.87%	11.61%
Supplier A [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	33.77%
Supplier A [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	44.93%	0.00%
Supplier B [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	12.98%	37.93%
Supplier B [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	10.35%
Supplier C [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Supplier C [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	36.70%	53.03%
Supplier D [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	21.09%
Supplier D [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer C [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	15.21%
Customer C [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer D [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	4.10%	5.83%
Customer D [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	42.67%	29.52%
Customer E [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	13.20%	0.00%
Customer E [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	6.20%	0.00%